Schedule II (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation And Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 119	$ 116	$ 125	$ 110
Net (credits) charges to expenses	14	11	27
Valuation Allowances and Reserves, Deductions	7	13	15
Valuation Allowances and Reserves, Charged to Other Accounts	$ (4)	$ (7)	$ 3